Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liability	$ 194	$ 129
Quoted prices in active markets (Level 1) [Member]
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liability
Significant other observable inputs (Level 2) [Member]
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liability
Significant unobservable inputs (Level 3) [Member]
Fair Value Measurements (Details) - Schedule of Financial Liabilities that are Measured at Fair Value on a Recurring Basis [Line Items]
Warrant liability	$ 194	$ 129